Risk Management Section - Credit risk categories (Detail)	12 Months Ended
Dec. 31, 2019
Regular [member] | Possible ratings [Member]
Disclosure of financial assets [line items]
Risk rating description	1–19
Regular [member] | Typical ratings [Member]
Disclosure of financial assets [line items]
Risk rating description	1–14
Regular [member] | Deterioration in risk [Member]
Disclosure of financial assets [line items]
Risk rating description	Not significant
Regular [member] | Significant intervention [Member]
Disclosure of financial assets [line items]
Risk rating description	Not required
Regular [member] | Includes impairments [Member]
Disclosure of financial assets [line items]
Risk rating description	No
Regular [member] | Account Ownership [Member]
Disclosure of financial assets [line items]
Risk rating description	Front Office
Regular [member] | Credit Risk Management [Member]
Disclosure of financial assets [line items]
Risk rating description	Regular
Regular [member] | Primary Manager [Member]
Disclosure of financial assets [line items]
Risk rating description	Front Office
Regular [member] | Accounting provisioning [Member]
Disclosure of financial assets [line items]
Risk rating description	Stage 1/2
Watch list [member] | Possible ratings [Member]
Disclosure of financial assets [line items]
Risk rating description	1–19
Watch list [member] | Typical ratings [Member]
Disclosure of financial assets [line items]
Risk rating description	15–17
Watch list [member] | Deterioration in risk [Member]
Disclosure of financial assets [line items]
Risk rating description	Significant
Watch list [member] | Significant intervention [Member]
Disclosure of financial assets [line items]
Risk rating description	Not required
Watch list [member] | Includes impairments [Member]
Disclosure of financial assets [line items]
Risk rating description	No
Watch list [member] | Account Ownership [Member]
Disclosure of financial assets [line items]
Risk rating description	Front Office
Watch list [member] | Credit Risk Management [Member]
Disclosure of financial assets [line items]
Risk rating description	Regular
Watch list [member] | Primary Manager [Member]
Disclosure of financial assets [line items]
Risk rating description	Front Office
Watch list [member] | Accounting provisioning [Member]
Disclosure of financial assets [line items]
Risk rating description	Stage 1/2
Restructuring [member] | Possible ratings [Member]
Disclosure of financial assets [line items]
Risk rating description	11–20
Restructuring [member] | Typical ratings [Member]
Disclosure of financial assets [line items]
Risk rating description	18–20
Restructuring [member] | Deterioration in risk [Member]
Disclosure of financial assets [line items]
Risk rating description	Significant
Restructuring [member] | Significant intervention [Member]
Disclosure of financial assets [line items]
Risk rating description	Required
Restructuring [member] | Includes impairments [Member]
Disclosure of financial assets [line items]
Risk rating description	Yes
Restructuring [member] | Account Ownership [Member]
Disclosure of financial assets [line items]
Risk rating description	Front Office
Restructuring [member] | Credit Risk Management [Member]
Disclosure of financial assets [line items]
Risk rating description	Credit Restructuring
Restructuring [member] | Primary Manager [Member]
Disclosure of financial assets [line items]
Risk rating description	Credit Restructuring
Restructuring [member] | Accounting provisioning [Member]
Disclosure of financial assets [line items]
Risk rating description	Stage 2/3
Non-performing [member] | Possible ratings [Member]
Disclosure of financial assets [line items]
Risk rating description	20-22
Non-performing [member] | Typical ratings [Member]
Disclosure of financial assets [line items]
Risk rating description	20-22
Non-performing [member] | Deterioration in risk [Member]
Disclosure of financial assets [line items]
Risk rating description	Significant
Non-performing [member] | Significant intervention [Member]
Disclosure of financial assets [line items]
Risk rating description	Required
Non-performing [member] | Includes impairments [Member]
Disclosure of financial assets [line items]
Risk rating description	Yes
Non-performing [member] | Account Ownership [Member]
Disclosure of financial assets [line items]
Risk rating description	Front Office
Non-performing [member] | Credit Risk Management [Member]
Disclosure of financial assets [line items]
Risk rating description	Credit Restructuring
Non-performing [member] | Primary Manager [Member]
Disclosure of financial assets [line items]
Risk rating description	Credit Restructuring
Non-performing [member] | Accounting provisioning [Member]
Disclosure of financial assets [line items]
Risk rating description	Stage 3